INVENTORY, NET (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 2,245,382	$ 1,479,313
Work-in-progress	819,423	998,769
Finished goods	10,523,395	12,553,796
Inventory valuation allowance	(94,515)	(96,802)
Total inventory	$ 13,493,685	$ 14,935,076